Net Loss Per Share - Potentially Dilutive Securities Excluded from Computation of Diluted Weighted Average Shares Outstanding (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common stock equivalents	1,113,943	105,366	973,497	103,036	72,271
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common stock equivalents	1,048,407	27,038	903,096	27,412	28,686
Restricted stock units, unvested portion
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common stock equivalents	2,067	7,020	4,316	4,316	6,818
Restricted stock awards, unvested portion
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common stock equivalents	13,067	20,906	15,683	20,906	0
Common Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential common stock equivalents	50,402	50,402	50,402	50,402	36,767